Shareholders’ Equity (Tables)	6 Months Ended
Jun. 30, 2022
Stockholders' Equity Note [Abstract]
Schedule of ordinary share capital
	June 30, 2022		December 31, 2021
	Unaudited		Audited
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Number of shares

Ordinary shares	47,800,000	19,551,173	47,800,000	18,756,570

Schedule of status of options to employees under the company’s option plan
	Number of options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)

Outstanding at beginning of period	2,726,911	$6.25	$2,323	6.44
Granted	1,088,220	5.55
Exercised	(25,981)	4.15	$14
Forfeited and expired	(172,644)	6.93

Outstanding at end of period	3,616,506	$6.02	$1,555	6.84

Exercisable options	1,797,434	5.53	$1,555	4.32

Vested and expected to vest	3,616,506	$6.02	$1,555	6.84

Schedule of Black-Scholes option pricing model assumptions used to value
Dividend yield (%)	0
Expected volatility (%)	70.45-87.55
Risk-free interest rate (%)	1.81-3.00
Expected term (in years)	1.2-6.2

Schedule of the total share-based compensation expense
	Six Months Ended June 30,
	2022	2021
	Unaudited

Research and development	$1,193	$1,013
Marketing and business development	199	162
General and administrative	1,147	1,063

	$2,539	$2,238

Schedule of outstanding options granted to non-employees
Grant date	Options outstanding as of June 30, 2022	Average Exercise price per share ($)	Options exercisable as of June 30, 2022	Exercisable through

October 2013	5,719	$5.06	5,719	October 2023
September 2014	5,719	$5.06	5,719	September 2024
April 2016	5,975	$3.10	5,975	April 2026
December 2016	7,170	$3.93	7,170	December 2026
June 2017	197,722	$4.10	197,722	June 2027
November 2017	17,925	$7.70	17,925	November 2027
August 2019	71,700	$8.18	71,700	August 2029
June 2020	64,530	$6.62	42,918	June 2030
April 2021	62,741	$9.57	62,741	April 2031
August 2021	15,000	$8.13	-	August 2031
December 2021	10,000	$6.80	-	December 2031
May 2022	65,625	$5.00	-	May 2032

	529,826		417,589

Schedule of relative fair value of the warrant to purchase ordinary shares
Share price ($)	4.96
Exercise price ($)	5.14
Expected volatility (%)	60.81
Adjustment to risk-free interest rate (%)	2.84
Dividend yield (%)	-
Risk-free interest rate (%)	2.88
Expected life (in years)	6.94

Schedule of warrants exercisable into ordinary shares
Grant date	Warrants outstanding as of June 30, 2022	Average Exercise price per share ($)	Warrants exercisable as of June 30, 2022	Exercisable through

August 2019	200,596	$15.95	200,596	August 2023
September 2020	17,925	$16.00	17,925	September 2024
April 2022	155,794	$5.14	155,794	April 2029

	374,315		374,315